28 INSURANCE	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
INSURANCE

28    INSURANCE

Aiming to properly mitigate risk and in view of the nature of its operations, the Company and its subsidiaries have taken out several different types of insurance policies. Such policies are contracted in line with the CSN Risk Management policy and are similar to the insurance taken out by other companies operating in the same lines of business as CSN and its subsidiaries. The risks covered under such policies include the following: Domestic Transportation, International Transportation, Life and Casualty, Health Coverage, Fleet Vehicles, D&O (Civil Liability Insurance for Directors and Officers), General Civil Liability, Engineering Risks, naming Risks, Export Credit, warranty and Port Operator’s Civil Liability.

In 2019, after negotiation with insurers and reinsurers in Brazil and abroad, an insurance policy was issued for the contracting of a policy of Operational Risk of Property Damages and Loss of Profits, with effect from March 31, 2019 to June 30, 2020. Under the insurance policy, the maximum limit of indemnity is US$600 million and deductibles in the amount of US$385 million for material damages and 45 days for loss of profits and covers the following Company’s units and subsidiaries: Presidente Vargas Steelworks, CSN Mineração and Sepetiba Tecon.

In view of their nature, the risk assumptions adopted are not part of the scope of an audit of the financial statements and, accordingly, were not audited by our independent auditors.